CONVERSION OPTIONS ON CONVERTIBLE DEBT INSTRUMENTS - Narrative (Details)	6 Months Ended
	Jun. 30, 2024 tradingDay $ / shares	May 06, 2021 $ / shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Warrant, exercise price (in USD per share) | $ / shares	$ 2.58	$ 11.50
Weighted average share (as a percent)	20.00%
Weighted average price consecutive trading days | tradingDay	5
Convertible Debenture
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Borrowings, interest rate (as a percent)	150.00%